FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: December 31, 2007
                 Check here if Amendment |_|; Amendment Number:
                        This Amendment (Check only one):
                              |_| is a restatement
                              |_| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Stark Global Opportunities Management LLC
Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel J. McNally
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally          St. Francis, Wisconsin      February 14, 2008
--------------------------    --------------------------   --------------------
       (Signature)                  (City, State)                 (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $60,373 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:           None

                           Form 13F Information Table
                    Stark Global Opportunities Management LLC

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

   Column 1:                  Column 2:  Column 3:  Column 4:          Column 5:          Column 6:    Column 7:       Column 8:
    Name of                   Title of    CUSIP    Fair Market  Shrs or   SH/PRN  Put/    Investment    Other      Voting Authority
    Issuer                     Class      Number     Value      Prn Amt           Call    Discretion   Managers   Sole  Shared  None
                                                   (x $1000)
ALCOA INC                      Option   013817101      71        78,900           CALL    Sole                   78,900
ALCOA INC                      Common   013817101   5,404       147,868     SH            Sole                  147,868
AMR CORP                       Common   001765106     553        39,444     SH            Sole                   39,444
CABLEVISION SYS CORP
  CL A NY CABL                 Common   12686C109   7,643       311,962     SH            Sole                  311,962
CLEVELAND CLIFFS INC           Option   185896107      80        24,100           CALL    Sole                   24,100
CONSOL ENERGY INC              Option   20854P109     238        11,000           CALL    Sole                   11,000
CONSTELLATION ENERGY GROUP I   Common   210371100   1,504        14,673     SH            Sole                   14,673
DAIMLER AG
  REG SHS                      Common   D1668R123   1,100        11,508     SH            Sole                   11,508
DELTA AIR LINES INC DEL        Bond     247361702      88     2,000,000     PRN           Sole                2,000,000
DELTA AIR LINES INC DEL        Option   247361702      51       132,500           CALL    Sole                  132,500
DRYSHIPS INC
  SHS                          Option   Y2109Q101      28        25,000           CALL    Sole                   25,000
DRYSHIPS INC
  SHS                          Common   Y2109Q101     562         7,262     SH            Sole                    7,262
FLOWSERVE CORP                 Common   34354P105   1,796        18,670     SH            Sole                   18,670
FREEPORT-MCMORAN COPPER & GO   Option   35671D857     707       222,100           CALL    Sole                  222,100
GOODYEAR TIRE & RUBR CO        Common   382550101   1,268        44,966     SH            Sole                   44,966
GRUPO FINANCIERO GALICIA S A
  SP ADR 10 SH                 Common   399909100     102        13,580     SH            Sole                   13,580
ITT CORP                       Common   450911102   1,851        28,037     SH            Sole                   28,037
MERCIAL METALS CO              Common   201723103     347        11,788     SH            Sole                   11,788
NOBLE CORPORATION
  SHS                          Common   G65422100   2,923        51,742     SH            Sole                   51,742
NORTHWEST AIRLS CORP           Option   667280408      77       110,000           CALL    Sole                  110,000
NORTHWEST AIRLS CORP           Common   667280408     550        37,973     SH            Sole                   37,973
NRG ENERGY INC                 Common   629377508     281         6,500     SH            Sole                    6,500
NUCOR CORP                     Option   670346105      44        15,700           CALL    Sole                   15,700
PANHIA PARANAENSE ENERG C
  SPON ADR PFD                 Common   20441B407     248        16,500     SH            Sole                   16,500
PANHIA VALE DO RIO DOCE
  SPONSORED ADR                Option   204412209      35        25,000           CALL    Sole                   25,000
PARAGON SHIPPING INC
  CL A                         Common   69913R309     669        36,779     SH            Sole                   36,779
PHH CORP                       Common   693320202   2,198       124,658     SH            Sole                  124,658
PRIDE INTL INC DEL             Option   74153Q102       1        11,200           CALL    Sole                   11,200
PRIDE INTL INC DEL             Common   74153Q102   5,865       173,027     SH            Sole                  173,027
RELIANCE STEEL & ALUMINUM CO   Option   759509102     214        55,000           CALL    Sole                   55,000
RELIANCE STEEL & ALUMINUM CO   Common   759509102     821        15,154     SH            Sole                   15,154
SLM CORP                       Common   78442P106   1,645        81,695     SH            Sole                   81,695
SELECT SECTOR SPDR TR
  SBI INT-ENE                  Common   81369Y506   1,587        20,000     SH            Sole                   20,000
SOUTHERN COPPER CORP           Option   84265V105      74        40,000           PUT     Sole                   40,000
SOUTHERN COPPER CORP           Common   84265V105   1,177        11,200     SH            Sole                   11,200
SPDR TR
  UNIT SER 1                   Common   78462F103   3,439        91,916     SH            Sole                   91,916
STARWOOD HOTELS&RESORTS WRLD   Option   85590A401      14       140,000           CALL    Sole                  140,000
TELE NORTE LESTE PART S A
  SPON ADR PF                  Common   879246106   1,973       102,373     SH            Sole                  102,373
UAL CORP                       Option   902549807       6        40,000           CALL    Sole                   40,000
VISTEON CORP                   Bond     92839U107     180       240,000     PRN           Sole                  240,000
WEYERHAEUSER CO                Common   962166104   2,959        40,128     SH            Sole                   40,128
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